UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Archer Balanced Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCK - 59.94%

Agriculture Chemicals - 0.71%
500	CF Industries Holdings, Inc.	$ 107,015

Air Courier Services - 2.80%
4,700	Fedex Corp.	420,791

Aircraft - 5.64%
6,000	Boeing Co.	445,680
5,000	United Technologies Corp.	400,550
846,230
Beverages - 1.64%
3,500	PepsiCo, Inc.	245,735

Cable & Other Pay Television Services - 2.32%
7,000	Walt Disney Co.	347,620

Computer & Office Equipment - 1.76%
14,000	Cisco Systems, Inc.	264,740

Construction Machinery & Equipment - 1.99%
3,500	Caterpillar, Inc.	298,340

Electric Services - 0.98%
5,000	PPL Corp.	146,750

Health Care Plans - 3.35%
9,000	Wellpoint, Inc.	503,100

Mining Machinery & Equipment - 1.33%
3,500	Joy Global, Inc.	199,465

National Commercial Banks - 2.77%
7,000	JP Morgan Chase & Co.	287,560
4,000	US Bancorp	129,040
416,600
Natural Gas Transmission - 2.25%
10,000	Kinder Morgan, Inc.	338,100

Personal Computers - 2.73%
700	Apple, Inc.	409,696

Petroleum Refining - 5.13%
10,000	BP Plc ADR	417,600
4,000	Exxon Mobil Corp.	352,560
770,160
Pharmaceutical Preparations - 7.03%
4,600	Johnson & Johnson	320,758
10,000	Pfizer, Inc.	250,200
12,000	Teva Pharmaceutical Industries, Ltd. ADR	484,200
1,055,158
Plastic Materials, Synthetic Resins/Rubber - 2.30%
8,000	EI Dupont de Nemours & Co.	345,120

Retail-Drug Stores - 2.48%
8,000	CVS Caremark Corp.	372,080

Retail-Eating Places - 3.17%
2,600	McDonald's Corp.	226,304
4,800	Starbucks Corp.	248,976
475,280
Semiconductors & Related Devices - 0.78%
6,000	Intel Corp.	117,390

Services-Business Services NEC - 2.11%
6,000	eBay, Inc. *	316,920

Services-Computer Programming, Data Processing - 0.93%
200	Google, Inc. *	139,674

Services-Medical Laboratories - 0.70%
4,000	Bio Reference Labs, Inc. *	105,320

Services-Prepackaged Software - 3.19%
18,000	Microsoft Corp.	479,070

Soap, Detergent & Cleaning Preparations - 1.86%
4,000	Procter & Gamble Co.	279,320

TOTAL FOR COMMON STOCK (Cost $8,857,020) - 59.94%	8,999,674

CLOSED-END FUNDS - 1.09%
7,500	Western Asset Emerging Markets Debt Fund, Inc.	163,650

TOTAL FOR CLOSED-END FUNDS (Cost $154,118) - 1.09%	163,650

CORPORATE BONDS - 19.17%

Beverage - 0.54%
75,000	Beam, Inc., 6.375%, 6/15/14	80,813

Cement, Hydraulic - 0.69%
100,000	CRH America, Inc., 5.300%, 10/15/2013	103,557

Computer & Office Equipment - 1.02%
75,000	Dell, Inc., 4.700%, 4/15/2013	76,027
75,000	Hewlett-Packard Co., 4.750%, 6/2/14	77,837
153,864
Containers-Paper/Plastics - 0.72%
100,000	Sealed Air Corp., 7.875%, 6/15/17	107,500

Distribution/Wholesale - 0.34%
50,000	Tech Data, 3.750%, 09/21/17	50,766

Diversified Banking Institutions - 1.00%
50,000	Ally Financial, Inc., 7.00%, 8/15/13 **	50,725
100,000	Ally Financial, Inc., 6.70%, 6/15/18	99,356
150,081
Electric Services - 0.36%
50,000	Appalachian Power Co., 4.950%, 2/1/15	54,169

Finance Services - 2.71%
100,000	Block Financial Corp., 5.125%, 10/30/14	105,048
300,000	Citigroup Funding, 10.000%, 5/28/25	302,400
407,448
National Commercial Banks - 2.45%
400,000	Bank of America Corp., 13.00%, 5/13/30 **	368,000

Oil Company-Exploration & Production - 0.67%
100,000	Chesapeake Energy Corp., 6.775%, 3/15/19	100,220

Property & Casualty Insurnace - 0.70%
90,000	Berkshire Hathaway, Inc., 7.125%, 10/15/23	105,018

Retail - Variety Stores - 0.41%
60,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	60,831

Retail - Consumer Electronics Stores - 0.48%
70,000	Best Buy Co., Inc., 6.750%, 7/15/13	71,712

Retail - Grocery - 0.34%
50,000	Safeway, Inc., 4.750%, 12/1/21	51,250

Retail - Lumber & Other Building Material Dealers - 0.52%
75,000	Home Depot, Inc., 5.250%, 12/16/13	77,453

Security Broker Dealers - 4.53%
50,000	Morgan Stanley & Co., 4.50% , 8/31/15 **	51,001
75,000	Morgan Stanley & Co., 12.050% , 3/16/30 **	74,625
50,000	Morgan Stanley & Co., 10.000%, 3/31/30 **	49,250
500,000	Morgan Stanley & Co., 10.000%, 4/28/30 **	505,000
679,876
Software & Services - 0.69%
100,000	BMC Software, Inc., 4.500%, 12/1/22	103,062

Sugar & Confectionery Products - 0.71%
100,000	WM. Wrigley Jr. Co., 4.650%, 7/15/15	106,123

Telephone Communications - 0.31%
45,000	New York Telephone Co., 7.000%, 6/15/13	46,346

TOTAL FOR CORPORATE BONDS (Cost $2,830,148) - 19.17%	2,878,089

STRUCTURED NOTES - 2.47%
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 9/22/14 *	243,827
100,000	Suntrust Bank, Atlanta, GA, 0.000%, 3/27/14 *	127,363

TOTAL FOR STRUCTURED NOTES (Cost $292,500) - 2.47%	371,190

REAL ESTATE INVESTMENT TRUST - 3.19%
10,000	Duke Realty Corp.	135,000
12,000	Government Properties Income Trust	276,600
500	PS Business Park 6.00%	12,920
2,000	Public Storage	53,800

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $480,824) - 3.19%	478,320

PREFERRED SECURITIES - 1.00%
3,000	PNC Financial Services Group, Inc., 5.375%	74,640
3,000	Wells Fargo VII PFD, 5.850%, Series P	76,230

TOTAL FOR PREFERRED SECURITIES (Cost $131,184) - 1.00%	150,870

SENIOR NOTE - 0.37%

Cellular Telecommunications - 0.37%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/60	55,120

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.37%	55,120

MUNICIPAL BOND - 6.40%
40,000	Akron Econ Dvl, 5.50%, 12/1/15	42,744
25,000	Belding MI Area Schools, 6.150%, 05/01/24	28,648
75,000	Bridgeview IL 4.76%, 12/1/13	76,571
35,000	Bryan County OK Indpt School District #72 Durant	38,855
100,000	Georgia, 4.75%, 6/1/28	106,923
30,000	Illinois St., 5.877%, 3/1/19	34,588
25,000	Katy Texas Schools, 5.998%, 02/15/30	28,355
100,000	Kern City Pension, 5.25%, 8/15/19	68,365
55,000	Moncks BAB 6.299%, 12/1/30	59,340
25,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	25,691
60,000	Reeves Cnty, 6.375%, 12/21/21	60,895
50,000	Reeves Cnty Tex, 5.00%, 12/1/16	50,630
40,000	Richland Bean Blossom Bldg. Corp., 5.750%, 1/15/24	44,825
70,000	Saint Clair Cnty, 4.00%, 01/01/21	70,050
25,000	Scago Public Facs Corp., 6.750%, 12/01/29	27,778
25,000	Sedona AZ Wastewater 0.000%, 07/01/21	18,647
117,000	Tobgen, 6.50%, 6/1/23	116,472
60,000	University Enterprises, Inc. CA 5.250%, 10/01/20	61,001

TOTAL FOR MUNICIPAL BOND (Cost $949,667) - 6.40%	960,378

EXCHANGE TRADED FUNDS - 4.57%

1,000	iShares Barclays Intermediate Credit Bond	111,660
1,000	iShares IBoxx High Yield Corporate Bond	108,340
500	iShares IBoxx $ High Yield Corporate Bond	46,525
1,500	iShares JPMorgan USD Emerging Markes	184,050
2,000	iShares MSCI Emeging Markets Min Vol Index	116,080
3,000	JPMorgan Alerian MLP Index ETN	119,130

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $671,153) - 4.57%	685,785

SHORT TERM INVESTMENTS - 0.96%
144,796	Fidelity Money Market Portfolio Class Select 0.26%** (Cost $144,796)	144,796

TOTAL INVESTMENTS (Cost $14,561,329) - 99.16%	14,887,872

OTHER ASSETS LESS LIABILITES - 0.84%	126,362

NET ASSETS - 100.00%	15,014,234

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2012.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,561,329 amounted to $327,382, which consisted of aggregate gross unrealized appreciation of $720,438 and aggregate gross unrealized depreciation of $393,056.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,999,674	$0	$0	$8,999,674
Closed-End Fund	163,650	$0	$0	$163,650
Real Estate Investment Trusts	$478,320	$0	$0	$478,320
Preferred Securities	$150,870	$0	$0	$150,870
Senior Note	$55,120	$0	$0	$55,120
Corporate Bonds	$0	2,878,089	$0	$2,878,089
Municipal Bonds	$0	960,378	$0	$960,378
Exchange Traded Funds	685,785	0	$0	$685,785
Structured Notes	$0	371,190	$0	$371,190
Cash Equivalents	144,796	$0	$0	$144,796
Total	$10,678,215	$4,209,657	$0	$14,887,872

	Archer Stock Fund
	Schedule of Investments
	November 30, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.19%

Accident & Health Insurance - 1.80%
1,700	AFLAC, Inc.	$ 90,083

Agriculture Chemicals - 1.71%
400	CF Industries Holdings	85,612

Aircraft Part & Auxiliary Equipment, NEC - 1.44%
530	TransDigm Group, Inc.	72,091

Application Software - 1.81%
3,400	Microsoft Corp.	90,491

Asset Management - 1.57%
400	Blackrock, Inc.	78,816

Biological Products (No Diagnostic Substances) - 2.13%
1,200	Amgen, Inc.	106,560

Business Services - 2.09%
700	Visa, Inc.	104,797

Calculating & Accounting Machines (No Electronic Computers) - 2.00%
3,300	Verifone Systems, Inc. *	100,287

Commercial Banks - 1.68%
2,000	HDFC Bank Ltd.	84,240

Computer Storage Devices - 1.98%
4,000	EMC Corp. *	99,280

Electric & Other Services Combined - 0.77%
1,500	Virtusa Corp. *	38,790

Electric Services - 1.93%
1,000	AZZ, Inc.	38,120
2,000	PPL Corp.	58,700
		96,820
Electromedical & Electrotherapeutic Apparatus - 0.84%
1,000	Medtronic, Inc.	42,110

Electronics Stores - 0.84%
1,600	GameStop Corp.	42,000

Farm Products - 1.90%
1,300	Bunge Ltd.	95,108

Grain Mill Products - 0.78%
600	Corn Products International, Inc.	38,970

Heavy Construction Other Than Building Const-Contractors - 2.04%
2,500	Jacobs Engineering Group, Inc. *	102,350

Household Appliances - 1.63%
1,300	AO Smith Corp.	81,835

Independent Oil & Gas - 0.82%
800	CACI International, Inc. *	40,920

Industrial Trucks Tractors Trailers & Stackers - 1.88%
3,900	Terex Corp. *	94,341

Investment Advice - 1.65%
2,600	Eaton Vance Corp.	82,888

Medical Chemicals & Botanical Products - 1.56%
1,900	Usana Health Sciences, Inc. *	78,432

Mining Machinery & Equipment - 1.82%
1,600	Joy Global, Inc.	91,184

Motor Homes - 0.83%
1,100	Thor Industries, Inc.	41,514

National Commercial Banks - 3.02%
700	BOK Financial Corp.	38,528
1,800	JP Morgan Chase & Co.	73,944
1,200	US Bancorp	38,712
		151,184
Office Machines - 0.71%
3,200	Pitney Bowes, Inc.	35,808

Oil & Gas Equipment & Services - 1.80%
2,700	Halliburton Co.	90,045

Oil & Gas Filed Machinery & Equipment - 1.91%
1,400	National Oilwell Varco, Inc.	95,620

Oil, Gas Field Services - 2.00%
1,400	Schlumberger N.V.	100,268

Orthopedic, Prosthetic & Surgical Appliance - 0.75%
1,100	Steris Corp.	37,587

Paper Mills - 2.02%
2,700	Schweitzer-Mauduit International, Inc.	101,169

Personal Credit Insstitutions - 0.83%
1,000	Discover Financial Services	41,610

Petroleum Refining - 2.18%
500	Exxon Mobil Corp.	44,070
2,000	Suncor Energy, Inc.	65,220
		109,290
Pharmaceutical Preparations - 1.85%
2,300	Teva Pharmaceutical Industries, Ltd. ADR	92,805

Plastics, Materials & Synthetic Resins - 1.30%
6,500	Landec Corp. *	65,390

Property & Casualty Insurance - 0.88%
500	Berkshire Hathaway, Inc. Class-B *	44,040

Public Building & Related Furniture - 2.36%
2,500	BE Aerospace, Inc. *	118,400

Radio & TV Broadcasting & Communications- 1.44%
2,800	Cellcom Israel Ltd.	27,748
700	Qualcomm, Inc.	44,534
		72,282
Railroads, Line-Haul Operating - 0.73%
300	Union Pacific Corp.	36,834

Regional-Pacific Banks - 0.78%
800	City National Corp.	38,952

Retail-Apparel & Accessory Stores - 1.43%
2,500	rue21, Inc. *	71,775

Retail-Catalog & Mail-Order Houses - 0.71%
1,400	Stamps.com, Inc. *	35,518

Retail-Eating Places - 0.61%
3,000	Sonic Corp. *	30,390

Retail-Home Furniture, Furnishings & Equipment Stores - 0.81%
900	Williams-Sonoma, Inc.	40,734

Retail-Miscellaneous Shopping Goods Stores - 1.54%
1,600	First Cash Financial Services *	77,296

Savings Institutions, Federally Chartered - 0.62%
2,000	United Financial Bancorp, Inc.	31,100

Semiconductor-Related Devices - 0.71%
600	IPG Photonics Corp.	35,460

Services-Auto Rental & Leasing - 0.85%
900	Ryder Systems, Inc.	42,363

Services-Business Services - 2.91%
1,200	Fidelity National Information Services, Inc.	43,320
2,500	Liquidity Services, Inc. *	102,650
		145,970
Services-Computer Programming, Data Processing & Etc. - 1.32%
1,600	Computer Task Group, Inc. *	29,184
2,354	Virtusa Corp. *	36,864
		66,048
Services-Consumer Credit Reporting, Collection Agencies - 1.38%
700	Portfolio Recovery Associates, Inc. *	69,174

Services-Educational Services - 0.75%
1,100	American Public Education, Inc. *	37,818

Services-Engineering Services - 2.06%
4,000	Tetra Tech, Inc.	103,040

Services-Help Supply Services - 0.85%
1,500	Robert Half International Inc.	42,390

Services-Home Health Care Services - 1.49%
1,100	Chemed Corp.	74,888

Services-Hospitals - 0.83%
800	Magellan Health Services, Inc. *	41,504

Services-Management Consulting - 0.79%
3,800	Navigant Consulting, Inc. *	39,558

Shipping - 3.33%
2,500	BMC Software, Inc. *	102,400
2,000	Oracle Corp.	64,350
		166,750
Sporting Goods Stores - 0.86%
900	Cabela's, Inc. *	42,993

State Commercial Banks - 3.99%
1,100	Home Bancshares, Inc.	36,476
2,000	Texas Capital BancShares, Inc. *	90,080
2,000	Wintrust Financial Corp.	73,580
		200,136
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.43%
1,800	Tenaris S.A.	71,892

Surgical & Medical Instruments & Apparatus - 2.05%
2,500	ResMed, Inc.	102,725

Telegraph & Other Message Communications- 0.78%
1,300	J2 Global Communications, Inc.	39,312

Water Supply - 0.73%
1,500	SJW Corp.	36,690

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.02%
2,900	EnerSys *	101,036

Wholesale-Groceries & General Line - 1.28%
1,400	Core-Mark Holding Co., Inc.	64,050

TOTAL FOR COMMON STOCK (Cost $4,921,412) - 98.19%		4,921,413

SHORT TERM INVESTMENTS - 3.54%
177,319	Fidelity Money Market Portfolio Class Select 0.26%** (Cost $177,319)	177,319

TOTAL INVESTMENTS (Cost $5,098,731) - (101.72%)		5,098,732

LIABILITES IN EXCESS OF OTHER ASSETS - (1.72%)		(86,418)

NET ASSETS - 100.00%		5,012,314

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2012.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,098,731 amounted to $215,757, which consisted of aggregate gross unrealized appreciation of $326,181 and aggregate gross unrealized depreciation of $110,424.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,921,413	$0	$0	$4,921,413
Real Estate Investment Trusts	$0	$0	$0	$0
Cash Equivalents	$177,319	$0	$0	$177,319
Total	$5,098,732	$0	$0	$5,098,732

	Archer Income Fund
	Schedule of Investments
	November 30, 2012 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 44.85%

Beverages-Soft Drinks - 1.30%
50,000	Cott Beverages, Inc., 8.375%, 11/15/17	54,250

Brewery - 3.27%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/17	134,146

Commercial Banks-Western - 1.21%
50,000	Zions Bank, 5.500%, 05/10/16	50,049

Crude Petroleum & Natural Gas - 1.21%
50,000	Chesapeake Energy Corp., 6.775%, 3/15/19	50,110

Distribution/Wholesale - 4.35%
100,000	Ingram Micro, Inc., 5.000%, 08/10/22	104,892
50,000	Tech Data, 3.750% 09/21/17	50,766
		155,658
Diversified Banking Institutions - 6.97%
50,000	Ally, 7.000%, 08/15/13	50,725
66,000	Ally Financial, Inc., 6.700%, 06/15/18	65,575
100,000	Bank of America Corp., 6.750%, 09/09/13 (Australia)	102,102
		218,402
Diversified Financial Services - 2.51%
100,000	GE Capital, 6.750%, 02/18/14	103,489

Electric & Other Services Combined - 1.33%
50,000	CMS Energy, 6.250%, 02/01/12	59,125

Enterprise Software/Services - 1.33%
100,000	BMC Software, Inc. 4.250%, 02/15/22	101,016

Electric Services - 3.06%
100,000	American Express Co., 5.500%, 10/17/12	99,868

Hardware - 3.06%
100,000	Hewlett-Packard Co., 4.375% 09/15/21	96,134

Medical-Generic Drugs - 2.12%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/19	92,499

Metal Mining - 2.12%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/21	98,809

Miscellaneous Business Credit Institution - 4.35%
50,000	Ford Credit Canada Ltd., 7.500%, 08/18/15	56,187

Multimedia - 1.35%
50,000	Time Warner, 4.750%, 03/29/21	58,063

National Commercial Banks - 2.53%
100,000	Citigroup, Inc., 6.500%, 08/19/13
3,000	PNC Financial Services Group, Inc. 5.375%	74,640

Oil Company-Exploration & Production - 2.84%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	120,372
50,000	Whiting Petroleum Corp., 6.500%, 10/01/18	54,250
		174,622
Retail-Consumer Electronics Stores - 1.89%
75,000	Best Buy, 6.750%, 07/15/13	76,834

Revenue Bond - 1.82%
75,000	Wesgen, 3.250%, 11/01/16	75,605

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.81%
75,000	Arcelormittal, 3.750%, 03/1/16	75,300

Supranational Bank - 5.32%
91,819	Euro Bank Recon & Dev, 6.750%,	92,632
650,000	International Bank Recon & Dev, 6.500%, 09/11/13	51,152
165,000	International Bank Recon & Dev, 8.250%, 01/24/13	77,632
		221,416
Television Broadcasting Stations - 0.00%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/23	66,397

TOTAL FOR CORPORATE BONDS (Cost $1,866,538) - 44.85%		2,192,619

EXCHANGE TRADED FUNDS - 16.50%
800	iShares Barclays Intermediate Credit Bond	89,328
500	iShares IBoxx High Yield Corporate Bond	54,170
1,000	iShares IBoxx Investment Grade Corporate Bond	122,130
3,000	PowerShares Build America Bond	91,560
6,000	PowerShares Preferred	88,680
800	Vanguard Intermediate-Term Corp. Bond Idx ETF	70,768

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $583,902) - 16.50%		516,636

CLOSED-END MUTUAL FUND - 1.25%
4,200	Western Asset Emerging Market	91,644

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $81,757) - 1.25%		91,644

REAL ESTATE INVESTMENT TRUST - 6.10%
2,000	Digital Realty Trust PFD, 6.625%, Series F	53,560
3,500	Duke Realty Corp. PFD, 6.500%, Series K	87,997
2,000	Regency Centers Corp., PFD 6.625%, 12/03/49, Series 6	53,860

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $184,830) - 6.10%		195,417

SENIOR NOTE - 2.57%
4,000	US Cellular Corp., PFD 6.950%, 5/17/60	110,240

TOTAL FOR SENIOR NOTE (Cost $99,840) - 2.57%		110,240

MUNICIPAL BOND - 20.09%
60,000	City of Akron Ohio, 5.500%, 12/01/15	64,115
25,000	City of Auburndale Florida, 4.300%, 12/01/26	26,679
50,000	County of Clark Nevada, 6.360%, 11/01/24	59,771
25,000	County of Reeves Texas Ctfs	25,636
50,000	County of Reeves Texas, 5.000%, 12/01/16	50,630
40,000	County of Reeves Texas, 6.375%, 12/21/21	40,597
50,000	Dickingson County Michigan., 4.800%, 11/01/18	52,700
100,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/28	98,221
35,000	Evansville, 6.150%, 02/01/24	39,003
50,000	Georgia Local Government 4.75%, 06/01/28	53,462
50,000	State of Illinois, 5.665%, 03/01/18	57,198
75,000	State of Illinois, 4.950%, 06/01/2379043	79,043
70,000	State of Illinois, 5.877%, 03/01/19	80,704
93,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/23	92,581
50,000	Hoboken NJ Services, 5.330%, 02/01/18	51,498
65,000	Hudson City, 6.890%, 03/01/26	73,091
75,000	Public Finance Authority, 5.750%, 06/01/23	78,952
30,000	St. Clair Cnty IL Sch Dist, 4.000%, 01/01/21	30,022
125,000	TSACS, Inc., 4.750%, 06/01/22	126,561
100,000	University of Central Florida, 5.125%, 10/01/20	100,836
25,000	Village of Bridgeview Illinois, 4.760%, 12/01/13	25,524

TOTAL FOR MUNICIPAL BOND (Cost $1,272,810) - 20.09%		1,306,824

PREFERRED SECURITIES - 2.52%
50,000	Edison International PFD, 6.250%, 12/31/49 Series E **	54,504
2,000	First Republic Bank PFD, 6.700%, Series A	53,980

TOTAL FOR PREFERRED SECURITIES (Cost $101,675) - 2.52%		108,484

STRUCTURED NOTE - 3.52%
100,000	Morgan Stanley, 4.500, 08/30/15 **	100,000
50,000	Morgan Stanley & Co., 4.500%, 08/31/15 **	51,001

TOTAL FOR STRUCTURED NOTE (Cost $147,625) - 3.52%		151,001

SHORT TERM INVESTMENTS - 1.60%
158,595	Fidelity Money Market Portfolio Class Select 0.26%** (Cost $66,637)	158,595

TOTAL INVESTMENTS (Cost $4,032,021) - 99.00%		4,831,460

OTHER ASSETS LESS LIABILITIES - 1.00%		60,184

NET ASSETS - 100.00%		4,891,644

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2012.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,921,308 amounted to $164,138, which consisted of aggregate gross unrealized appreciation of $202,494 and aggregate gross unrealized depreciation of $38,356.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$195,417	$0	$0	$195,417
Senior Notes	$110,240	$0	$0	$110,240
Exchange Trade Funds	$516,636	$0	$0	$516,636
Closed-End Fund	$91,644	$0	$0	$91,644
Corporate Bonds	$0	$2,192,619	$0	$2,192,619
Municipal Bonds	$0	$1,306,824	$0	$1,306,824
Preferred Securities	$108,484	$0	$0	$108,484
Structured Notes	$0	$151,001	$0	$151,001
Cash Equivalents	$158,595	$0	$0	$158,595
Total	$ 1,181,016	$3,650,444	$0	$4,831,460

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 29, 2013

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date January 29, 2013

* Print the name and title of each signing officer under his or her signature.